Short-Term Loans (Details) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Schedule of Short-term loans
Short term loan - banks	$ 5,542,420	$ 5,674,011
Loan from Pingdingshan Bank, due in April 2015 [Member]
Schedule of Short-term loans
Short term loan - banks	324,456	331,109
Loan from Pingdingshan Rural Credit Cooperative Union, matures in July 2016 [Member]
Schedule of Short-term loans
Short term loan - banks	2,138,454	2,182,312
Loan from Pingdingshan Bank, matures in August 2016 [Member]
Schedule of Short-term loans
Short term loan - banks	663,658	677,269
Loan from Pingdingshan rural credit cooperative union, matures in August 2017 [Member]
Schedule of Short-term loans
Short term loan - banks	663,658	677,269
Loan from China Construction Bank, matures in June 2016 [Member]
Schedule of Short-term loans
Short term loan - banks	572,358	602,017
Loan from Pingdingshan Bank, matures in September 2016 [Member]
Schedule of Short-term loans
Short term loan - banks	589,918	602,017
Loan from Pingdingshan Bank, matures in March 2017 [Member]
Schedule of Short-term loans
Short term loan - banks	$ 589,918	$ 602,017